Share capital - Schedule of Share Capital (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Equity, beginning balance	£ 19,860	£ 19,793	£ 19,568
Issued during the year in lieu of dividends	(1)	(1)	(1)
Equity, ending balance	£ 23,856	£ 19,860	£ 19,793
Share capital
Disclosure of classes of share capital [line items]
Issued capital beginning balance (in shares)	3,815	3,780
Issued during the year in lieu of dividends (in shares)	89	35
Issued capital ending balance (in shares)	3,904	3,815	3,780
Equity, beginning balance	£ 474	£ 470	£ 458
Issued during the year in lieu of dividends	11	4	12
Equity, ending balance	£ 485	£ 474	£ 470